Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Statement of Cash Flows [Abstract]
Capital Lease Obligations Incurred	$ 217	$ 46	$ 98